6. MINERAL PROPERTY INTERESTS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Exploration costs	$ 9,054,887	$ 6,102,992	$ 8,234,354
US [Member]
Exploration costs	7,066,997	3,940,264	5,857,999
Mongolia [Member]
Exploration costs	1,672,341	1,355,493	1,964,883
Other [Member]
Exploration costs	$ 315,549	$ 807,235	$ 411,472